GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2025
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
7. GOODWILL AND OTHER INTANGIBLE ASSETS

GOODWILL

The following table summarizes the changes in the carrying amount of goodwill for the years ended March 31, 2025, and March 31, 2024 (in thousands):

	Product	Professional Services	Managed Services	Total
Balance, March 31, 2023 (1)	$106,497	$19,712	$9,896	$136,105
Acquisitions	22,586	2,780	-	25,366
Foreign currency translations	25	5	2	32
Balance, March 31, 2024 (1)	$129,108	$22,497	$9,898	$161,503
Acquisitions	30	41,275	-	41,305
Foreign currency translations	39	7	4	50
Balance, March 31, 2025 (1)	$129,177	$63,779	$9,902	$202,858

(1)
Balance is net of $4,644 thousand in accumulated impairments that were recorded in segments that preceded our current segment organization.

Goodwill represents the premium paid over the fair value of the net tangible and intangible assets that are individually identified and separately recognized in business combinations.

Our goodwill balance increased by $41.3 million for the year ended March 31, 2025, due to our acquisition of Bailiwick Services, LLC (“Bailiwick”) that closed on August 19, 2024. Please refer to Note 17, “Business
Combinations” for details of our acquisitions.

We test goodwill for impairment on an annual basis, as of the first day of our third fiscal quarter, and between annual tests if an event occurs, or circumstances change, that would more likely than not reduce the fair value of a reporting unit below its carrying value.

In our annual test as of October 1, 2024, we performed a qualitative assessment of goodwill and concluded that, more likely than not, the fair value of our product, professional services, and managed services reporting units continued to exceed their carrying value.

OTHER INTANGIBLE ASSETS

Our other intangible assets consist of purchased intangible assets and capitalized software development.

The following table provides the composition of our purchased intangible assets as of March 31, 2025, and March 31, 2024 (in thousands):

	March 31, 2025			March 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$167,093	$(93,085)	$74,008	$117,682	$(73,870)	$43,812
Trade names and other	11,459	(3,500)	7,959	2,798	(2,725)	73
Total	$178,552	$(96,585)	$81,967	$120,480	$(76,595)	$43,885

Our customer relationships, trade names, and other purchased intangibles are generally amortized between 5 to 10 years.

Total amortization expense for purchased intangibles was $19.9 million, $15.2 million, and $9.3 million for the years ended March 31, 2025, 2024 and 2023, respectively.

Our capitalized software development had no carrying value as of March 31, 2025 and $0.2 million as of March 31, 2024.

The following table provides the future amortization expense for purchased intangibles as of March 31, 2025 (in thousands):

Year ending March 31, 2026	$20,623
2027	16,909
2028	13,537
2029	10,379
2030	7,774
2031 and thereafter	12,745
Total	$81,967